SUPPLEMENT TO THE PROSPECTUS
                  AND STATEMENT OF ADDITIONAL INFORMATION (SAI)
                   OF EVERGREEN GLOBAL AND INTERNATIONAL FUNDS


          Evergreen Emerging Markets Growth Fund, Evergreen Global Leaders Fund and Evergreen International Bond Fund (the "Funds")

         Effective April 1, 2004, the section of the prospectus entitled "Expenses" for each Fund is revised to reflect a change in the management fee structure as follows:

         Annual Fund Operating Expenses for each Fund are based on each Fund's fiscal year ended 10/31/2003. The expenses as of 10/31/2003 for Evergreen International Bond Fund are not restated, as its total fund operating expenses have not changed as a result of the change in the management fee structure.

   Evergreen Emerging Markets Growth Fund

   Annual Fund Operating Expense (expenses that are deducted from Fund assets)*

                                               Class A             Class B            Class C           Class I
   Management Fees                              1.30%               1.30%              1.30%             1.30%
   12b-1 Fees                                   0.30%               1.00%              1.00%             0.00%
   Other Expenses                               0.54%               0.54%              0.54%             0.54%
                                                -----               -----              -----             -----
    Total Fund Operating Expenses                2.14%               2.84%              2.84%             1.84%
   *These fees have been restated to reflect current fees.

   Example of Fund Expenses

                              Assuming Redemption At End of Period                     Assuming No Redemption
   After:            Class A        Class B         Class C         Class I          Class B            Class C
   1 year              $780           $787            $387           $187             $287               $287
   3 years            $1,206         $1,180           $880           $579             $880               $880
   5 years            $1,658         $1,699          $1,499          $996            $1,499             $1,499
   10 years           $2,905         $3,000          $3,166         $2,159           $3,000             $3,166

   Evergreen Global Leaders Fund

   Annual Fund Operating Expense (expenses that are deducted from Fund assets)*

                                                 Class A              Class B           Class C          Class I
   Management Fees                                0.86%                0.86%             0.86%            0.86%
   12b-1 Fees                                     0.30%                1.00%             1.00%            0.00%
   Other Expenses                                 0.82%                0.82%             0.82%            0.82%
                                                  -----                -----             -----            -----
    Total Fund Operating Expenses                 1.98%                2.68%             2.68%            1.68%
   *These fees have been restated to reflect current fees.

   Example of Fund Expenses

                              Assuming Redemption At End of Period                     Assuming No Redemption
   After:            Class A        Class B         Class C         Class I          Class B            Class C
   1 year              $764           $771            $371           $171             $271               $271
   3 years            $1,161         $1,132           $832           $530             $832               $832
   5 years            $1,581         $1,620          $1,420          $913            $1,420             $1,420
   10 years           $2,749         $2,844          $3,012         $1,987           $2,844             $3,012

         Effective April 1, 2004, the sub-section in part one of the Funds' Statement of Additional Information entitled "EXPENSES - Advisory Fees" is revised to reflect a change in the management fee structure as follows:

         EIMC is entitled to receive from Emerging Markets Growth Fund an annual fee based on the Fund's average daily net assets as follows:

                  ---------------------------------- -------------------------
                      Average Daily Net Assets                 Fee
                  ---------------------------------- -------------------------
                  ---------------------------------- -------------------------
                         First $200 million                   1.30%
                  ---------------------------------- -------------------------
                  ---------------------------------- -------------------------
                          Next $200 million                   1.20%
                  ---------------------------------- -------------------------
                  ---------------------------------- -------------------------
                          Next $200 million                   1.10%
                  ---------------------------------- -------------------------
                  ---------------------------------- -------------------------
                          Over $600 million                   1.00%
                  ---------------------------------- -------------------------

         EIMC is entitled to receive from Global Leaders Fund an annual fee based on the Fund's average daily net assets as follows:

                  ---------------------------------- -------------------------
                      Average Daily Net Assets                 Fee
                  ---------------------------------- -------------------------
                  ---------------------------------- -------------------------
                         First $200 million                   0.87%
                  ---------------------------------- -------------------------
                  ---------------------------------- -------------------------
                          Next $200 million                   0.80%
                  ---------------------------------- -------------------------
                  ---------------------------------- -------------------------
                          Next $200 million                   0.75%
                  ---------------------------------- -------------------------
                  ---------------------------------- -------------------------
                          Over $600 million                   0.70%
                  ---------------------------------- -------------------------

         EIMC is entitled to receive from International Bond Fund an annual fee based on the Fund's average daily net assets, as follows:

                  ---------------------------------- -------------------------
                      Average Daily Net Assets                 Fee
                  ---------------------------------- -------------------------
                  ---------------------------------- -------------------------
                         First $250 million                   0.52%
                  ---------------------------------- -------------------------
                  ---------------------------------- -------------------------
                          Next $250 million                   0.50%
                  ---------------------------------- -------------------------
                  ---------------------------------- -------------------------
                          Next $500 million                   0.48%
                  ---------------------------------- -------------------------
                  ---------------------------------- -------------------------
                           Over $1 billion                    0.45%
                  ---------------------------------- -------------------------

April 1, 2004                                           569329 (4/04)